High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)



Corporate Bonds & Notes -- 89.7%

                                               Principal
                                               Amount
Security                                       (000's omitted)        Value
--------------------------------------------------------------------------------

Aerospace and Defense -- 0.5%
--------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr. Sub.
Notes, 11.75%, 3/1/03                          $    4,000       $     4,400,000
--------------------------------------------------------------------------------
                                                                $     4,400,000
--------------------------------------------------------------------------------

Apparel -- 1.2%
--------------------------------------------------------------------------------
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07/(1)/                           $    4,800       $     5,184,000
William Carter Co., Sr. Sub. Note,
10.375%, 12/1/06                                    6,275             6,729,938
--------------------------------------------------------------------------------
                                                                $    11,913,938
--------------------------------------------------------------------------------

Auto and Parts -- 1.4%
--------------------------------------------------------------------------------
Cambridge Industries, Inc., Sr. Sub.
Notes, 10.25%, 7/15/07                         $    2,520       $     2,620,800
Key Plastics, Inc., Sr. Notes,
14.00%, 11/15/99                                    5,500             6,105,000
Walbro Corp., Sr. Notes,
10.125%, 12/15/07                                   4,590             4,498,200
--------------------------------------------------------------------------------
                                                                $    13,224,000
--------------------------------------------------------------------------------

Banks - Regional -- 1.0%
--------------------------------------------------------------------------------
First Nationwide Holdings, Inc., Sr. Sub
Note, 10.625%, 10/1/03                         $    7,200       $     8,082,000
First Nationwide, Inc., Sr. Notes,
12.50%, 4/15/03                                     1,600             1,832,000
--------------------------------------------------------------------------------
                                                                $     9,914,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 8.5%
--------------------------------------------------------------------------------
21st Century Telecom Group, Sr. Disc.
Notes, 12.25%, (0% until 2003), 2/15/08/(1)/   $    8,000       $     4,710,000
Adelphia Communications Corp., Sr. Notes,
9.875%, 3/1/07                                      4,480             4,872,000
Adelphia Communications Corp., Sr. Notes,
10.50%, 7/15/04                                     2,640             2,897,400
Century Communications, Sr. Notes,
8.75%, 10/1/07                                      2,400             2,496,000
CSC Holdings, Inc., Sr. Sub. Notes,
9.25%, 11/1/05                                      3,150             3,346,875
Diamond Cable Communications Co., Sr.
Disc. Notes, 11.75%, (0% until
2000), 12/15/05                                     1,400             1,113,000
Diamond Cable Communications Co., Sr.
Disc. Notes, 13.25%, (0% until                      1,600             1,476,000
1999), 9/30/04
Digital Television Services, Inc.,
Guaranteed Notes, 12.50%,  8/1/07                   6,410             7,387,525
Echostar DBS Corp., Sr. Sec. Notes,
12.50%, 7/1/02                                      5,000             5,650,000
Intermedia Capital Partners, Sr. Sub.
Note, 11.25%, 8/1/06                                2,625             2,953,125
Marcus Cable Operating Co., Sr. Debs.,
11.875%, 10/1/05                                    2,800             3,045,000
Marcus Cable Operating Co., Sr. Disc.
Notes, 14.25%, (0% until 2000), 12/15/05            8,500             7,713,750
NTL, Inc., 10.00%, 2/15/07                          4,400             4,774,000
NTL, Inc., Sr. Notes, 9.75%, (0% until
2003), 4/1/08/(1)/                                  4,400             2,871,000
Star Choice Communications, Sr. Sec.
Notes, 13.00%, 12/15/05/(1)/                        2,400             2,508,000
Sullivan Broadcasting Co., Inc., Sr. Sub.
Notes, 10.25%, 12/15/05                             4,800             5,292,000
Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                      7,000             5,635,000
UIH Australia/Pacific, Inc., Sr. Disc.
Note, 14.00%, (0% until 2001), 5/15/06              1,600             1,104,000
UIH Australia/Pacific, Inc., Sr. Disc.
Notes, 14.00%, (0% until 2001), 5/15/06             2,000             1,380,000
United International Holdings, Inc., Sr.
Disc. Notes, 10.75%, (0% until
2003), 2/15/08                                     15,300             9,562,500
--------------------------------------------------------------------------------
                                                                $    80,787,175
--------------------------------------------------------------------------------

Building Materials -- 0.4%
--------------------------------------------------------------------------------
Tarkett International, AG., Sr. Sub.
Notes, 9.00%, 3/1/02                           $    3,600       $     3,681,000
--------------------------------------------------------------------------------
                                                                $     3,681,000
--------------------------------------------------------------------------------

Business Services -- 1.9%
--------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25%, (0% until 2003), 3/15/08/(1)/          $    4,800       $     2,892,000
Apcoa, Inc., Sr. Sub. Notes,
9.25%, 3/15/08/(1)/                                 1,200             1,203,000
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                     4,320             4,492,800
Intertek Finance PLC, Sr. Sub. Note,
10.25%, 11/1/06                                     5,600             5,992,000
Sitel Corp., Sr. Sub. Notes,
9.25%, 3/15/06/(1)/                                 3,000             3,075,000
--------------------------------------------------------------------------------
                                                                $    17,654,800
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)  Value
--------------------------------------------------------------------------------


Business Services - Miscellaneous -- 4.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc., Sr. Disc.
Notes, 11.30%, (0% until 2002), 6/1/07         $    6,550       $     4,814,250
Allied Waste North America, Inc., Sr. Sub
Note, LOC, 10.25%, 12/1/06                          8,200             9,102,000
Crown Castle International Corp., Sr.
Disc. Notes, 10.625%, (0% until
2002), 11/15/07/(1)/                                3,800             2,565,000
Pinnacle Holdings, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 3/15/08/(1)/               4,020             2,512,500
Richmont Marketing Special, Sr. Sub.
Notes, 10.125%, 12/15/07/(1)/                       7,475             7,774,000
SBA Communications Corp., Sr. Disc.
Notes, 12.00%, (0% until 2003), 3/1/08/(1)/        13,600             8,041,000
Unicco Service/Finance, Inc., Sr. Sub.
Notes, 9.875%, 10/15/07                             4,040             4,135,950
Unisite, Inc., Sub. Notes,
0.00%, 12/15/04/(1)/                                4,500             4,671,450
--------------------------------------------------------------------------------
                                                                $    43,616,150
--------------------------------------------------------------------------------


Chemicals -- 1.3%
--------------------------------------------------------------------------------
Huntsman Corp., Sr. Sub. Note,
9.50%, 7/1/07/(1)/                             $    3,350       $     3,475,625
NL Industries, Inc., Sr. Notes,
11.75%, 10/15/03                                    5,040             5,607,000
Sterling Chemical Holdings, Inc.,
0.00%, 8/15/08                                      6,400             3,808,000
--------------------------------------------------------------------------------
                                                                $    12,890,625
--------------------------------------------------------------------------------


Communications Equipment -- 0.7%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2000), 8/1/07/(1)/    $    7,700       $     6,545,000
--------------------------------------------------------------------------------
                                                                $     6,545,000
--------------------------------------------------------------------------------


Computer Equipment -- 1.8%
--------------------------------------------------------------------------------
Merisel, Inc., Sr. Notes, 12.50%,
12/31/04                                       $    4,000       $     4,460,000
Unisys Corp., Debs., 9.75%, 9/15/16                 3,600             3,726,000
Unisys Corp., Sr. Notes, 11.75%, 10/15/04           2,600             3,009,500
Unisys Corp., Sr. Notes, 12.00%, 4/15/03            5,600             6,342,000
--------------------------------------------------------------------------------
                                                                $    17,537,500
--------------------------------------------------------------------------------


Containers and Packaging -- 1.6%
--------------------------------------------------------------------------------
Applied Extrusion Inc., Sr. Notes,
11.50%, 4/1/02                                 $    6,000       $     6,420,000
Consumers International, Inc., Sr. Sub.
Note, 10.25%, 4/1/05/(1)/                           3,935             4,348,175
S.D. Warren Co., Sr. Sub. Notes,
12.00%, 12/15/04                                    3,800             4,246,500
--------------------------------------------------------------------------------
                                                                $    15,014,675
--------------------------------------------------------------------------------


Electric Utilities -- 0.9%
--------------------------------------------------------------------------------
AES Corp., 8.375%, 8/15/07                     $    1,200       $     1,233,000
AES Corp., Sr. Sub. Notes,
10.25%, 7/15/06                                     1,600             1,768,000
Cal Energy Company, Inc., Sr. Notes,
9.50%, 9/15/06                                      5,500             5,907,165
--------------------------------------------------------------------------------
                                                                $     8,908,165
--------------------------------------------------------------------------------


Electrical Equipment -- 0.4%
--------------------------------------------------------------------------------
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                               $    3,360       $     3,519,600
--------------------------------------------------------------------------------
                                                                $     3,519,600
--------------------------------------------------------------------------------


Electronics - Instruments -- 0.4%
--------------------------------------------------------------------------------
HCC Industries, Inc., Sr. Sub. Notes,
10.75%, 5/15/07                                $    3,975       $     4,153,875
--------------------------------------------------------------------------------
                                                                $     4,153,875
--------------------------------------------------------------------------------


Entertainment -- 1.1%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc. Notes,
15.75%, (0% until 2000), 5/15/03               $    4,490       $       897,919
Fox Kids Worldwide, Inc., Sr. Disc.
Notes, 10.25%, (0% until 2002), 11/1/07/(1)/        7,700             4,908,750
Premier Parks, Inc., Sr. Disc. Notes,
10.00%, (0% until 2003), 4/1/08                     3,200             2,040,000
Premier Parks, Inc., Sr. Notes,
9.25%, 4/1/06                                       1,640             1,676,900
SFX Entertainment, Inc., Sr. Sub. Notes,
9.125%, 2/1/08/(1)/                                 1,480             1,457,800
--------------------------------------------------------------------------------
                                                                $    10,981,369
--------------------------------------------------------------------------------


Foods -- 4.2%
--------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07/(1)/                            $    3,925       $     4,023,125
Del Monte Corp., Sr. Note,
12.25%, 4/15/07                                     4,400             5,016,000
Del Monte Foods Co., Sr. Disc. Notes,
12.50%, (0% until 1998), 12/15/07/(1)/              7,000             4,593,750
Grupo Azucarero Mexico, Sr. Notes,
11.50%, 1/15/05/(1)/                                3,200             3,176,000

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D
(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000's omitted)  Value
--------------------------------------------------------------------------------

Foods (continued)
--------------------------------------------------------------------------------
International Home Foods, Inc., Sr. Sub.
Note, 10.375%,  11/1/06                        $    9,000       $    10,012,500
Keebler Corp., Sr. Sub. Notes,
10.75%,  7/1/06                                     5,720             6,492,200
Van De Kamps, Inc., Sr. Sub. Notes,
12.00%,  9/15/05                                    6,100             6,801,500
--------------------------------------------------------------------------------
                                                                $    40,115,075
--------------------------------------------------------------------------------

Health Services -- 1.2%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Notes,
11.125%,  5/1/06                               $    4,800       $     5,364,000
Genesis Eldercare Acquisition Corp., Sr.
Sub. Note, 9.00%,  8/1/07/(1)/                      6,120             6,273,000
--------------------------------------------------------------------------------
                                                                $    11,637,000
--------------------------------------------------------------------------------

Household Products -- 2.9%
--------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%,  12/15/07/(1)/                         $    4,480       $     4,692,800
Coleman Holdings, Inc., Sr. Disc. Notes,
0.00%,  5/15/01                                     4,000             3,140,000
Icon Health and Fitness, Inc., Sr. Sub.
Note, 13.00%,  7/15/02                              4,000             4,360,000
IHF Holdings, Inc., 15.00%, (0% until
1999), 11/15/04                                     2,960             2,486,400
Ridell Sports, Inc., Sr. Note,
10.50%,  7/15/07                                    3,160             3,318,000
Selmer Co., Inc., Sr. Sub. Notes,
11.00%,  5/15/05                                    5,300             5,816,750
Werner Holdings Co, Inc., Sr. Sub. Notes,
10.00%,  11/15/07                                   3,600             3,802,500
--------------------------------------------------------------------------------
                                                                $    27,616,450
--------------------------------------------------------------------------------

Information Services -- 1.7%
--------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Sr. Disc.
Notes, 14.00%, (0% until 2002), 10/1/07        $   10,400       $     6,136,000
Concentric Network Corp., Sr. Notes,
12.75%,  12/15/07/(1)/                              3,200             3,792,000
Orbital Imaging Corp., Sr. Notes,
11.625%,  3/1/05/(1)/                               3,760             4,117,200
Verio, Inc., Sr. Notes, 10.375%,
4/1/05/(1)/                                         2,160             2,246,400
--------------------------------------------------------------------------------
                                                                $    16,291,600
--------------------------------------------------------------------------------

Lodging and Gaming -- 4.8%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes,
13.75%,  10/1/04                               $    5,000       $     5,762,500
Extended Stay America, Sr. Sub. Notes,
9.15%,  3/15/08/(1)/                               13,200            13,364,999
Harvey Casinos Resorts, Sr. Sub. Notes,
10.625%,  6/1/06                                    8,550             9,597,375
Horseshoe Gaming L.L.C., Sr. Sub. Notes,
9.375%,  6/15/07                                    3,200             3,456,000
Showboat Marina Casino, 1st Mtg. Notes,
13.50%,  3/15/03                                    6,000             7,080,000
Trump Atlantic City Associates, Co., 1st
Mtg. Notes, 11.25%,  5/1/06                         5,900             6,062,250
--------------------------------------------------------------------------------
                                                                $    45,323,124
--------------------------------------------------------------------------------

Machinery -- 0.3%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub. Notes,
11.375%,  1/31/03                              $    2,400       $     2,580,000
--------------------------------------------------------------------------------
                                                                $     2,580,000
--------------------------------------------------------------------------------

Manufacturing -- 7.3%
--------------------------------------------------------------------------------
Amtrol Acquisition, Inc., Sr. Sub.,
10.625%,  12/31/06                             $    3,600       $     3,699,000
Clark-Schwebel Holdings, Inc., Debs.,
12.50%,  7/15/07                                    4,277             4,598,247
Details, Inc., Sr. Sub. Notes,
10.00%,  11/15/05                                   5,650             5,918,375
FWT, Inc., Sr. Sub. Notes,
9.875%,  11/15/07/(1)/                              5,360             5,092,000
GSI Group, Inc., Sr. Sub. Notes,
10.25%,  11/1/07/(1)/                               3,680             3,882,400
IMO Industries, Sr. Sub. Notes,
11.75%,  5/1/06                                     8,680             9,808,400
MCMS, Inc., Sr. Sub. Notes,
9.75%,  3/1/08/(1)/                                 7,400             7,474,000
Motors and Gears, Inc., Sr. Notes,
10.75%,  11/15/06                                   6,600             7,128,000
RBX Corp., Sr. Notes, 12.00%,  1/15/03/(1)/         2,200             2,288,000
Roller Bearing Co. America, Inc., Sr.
Sub. Notes, 9.625%,  6/15/07                        1,600             1,644,000
Roller Bearing Holdings Co., 13.00%, (0%
until 2002), 6/15/09/(1)/                          12,875             8,433,125
Viasystems, Inc., Sr. Sub. Notes,
9.75%,  6/1/07/(1)/                                 5,000             5,225,000
Viasystems, Inc., Sr. Sub. Notes,
9.75%,  6/1/07                                      3,600             3,762,000
--------------------------------------------------------------------------------
                                                                $    68,952,547
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)  Value
--------------------------------------------------------------------------------

Medical Products -- 1.2%
--------------------------------------------------------------------------------
Alliance Imaging, Sr. Sub Notes,
9.625%,  12/15/05                              $    2,700       $     2,821,500
Maxxim Medical, Inc., Sr. Sub. Notes,
10.50%,  8/1/06                                     5,200             5,772,000
Physician Sales and Service, Sr. Sub.
Notes, 8.50%,  10/1/07                              2,680             2,787,200
--------------------------------------------------------------------------------
                                                                $    11,380,700
--------------------------------------------------------------------------------

Metals - Industrial -- 1.5%
--------------------------------------------------------------------------------
GS Technologies Corp., Sr. Notes,
12.25%,  10/1/05                               $    7,100       $     8,058,500
Kaiser Aluminum and Chemical, Inc., Sr.
Notes, 10.875%,  10/15/06                           2,500             2,712,500
WHX Corp., 10.50%,  4/15/05/(1)/                    3,600             3,600,000
--------------------------------------------------------------------------------
                                                                $    14,371,000
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 2.7%
--------------------------------------------------------------------------------
Dailey International, Inc., Sr. Notes,
9.50%,  2/15/08/(1)/                           $    9,120       $     9,177,000
Grant Geophysical, Inc., Sr. Notes,
9.75%,  2/15/08/(1)/                                5,600             5,516,000
Hvide Marine, Inc., Sr. Notes,
8.375%,  2/15/08/(1)/                               4,800             4,680,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875%, (0% until 2003),2/15/08/(1)/         9,400             5,875,000
--------------------------------------------------------------------------------
                                                                $    25,248,000
--------------------------------------------------------------------------------

Oil and  Gas - Exploration
and Production -- 2.9%
--------------------------------------------------------------------------------
Energy Corp. of America, Sr. Sub. Notes,
9.50%,  5/15/07                                $    5,400       $     5,400,000
Mariner Energy Corp., Sr. Sub. Notes,
10.50%,  8/1/06                                     4,600             4,784,000
Michael Petroleum Corp., Sr. Notes,
11.50%,  4/1/05                                     3,655             3,618,450
Rutherford-Moran Oil Corp., Sr. Sub.
Notes, 10.75%,  10/1/04                             6,515             6,971,050
Transamerican Energy, Sr. Notes,
11.50%,  6/15/02                                    3,200             3,168,000
United Refining Co., Sr. Notes,
10.75%,  6/15/07                                    3,200             3,376,000
--------------------------------------------------------------------------------
                                                                $    27,317,500
--------------------------------------------------------------------------------


Paper and Forest Products -- 1.4%
--------------------------------------------------------------------------------
Asia Pulp and Paper, 12.00%,  12/29/49         $    6,000       $     4,920,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%,  7/1/07                              3,400             2,813,500
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Note, 10.75%,  10/1/07               2,400             2,004,000
Tjiwi Kimia Finance Mauritus, Ltd.,
Guaranteed Sr. Sub. Notes, 10.00%,  8/1/04          3,800             3,154,000
--------------------------------------------------------------------------------
                                                                $    12,891,500
--------------------------------------------------------------------------------

Printing and Business Products -- 1.1%
--------------------------------------------------------------------------------
American Pad and Paper Co., Sr. Sub.
Notes, 13.00%,  11/15/05                       $    3,250       $     3,542,500
MDC Communications Corp., Sr. Sub. Notes,
10.50%,  12/1/06                                    6,600             7,161,000
--------------------------------------------------------------------------------
                                                                $    10,703,500
--------------------------------------------------------------------------------

Publishing -- 1.6%
--------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25%, (0% until 2002)12/15/08         $    2,920       $     1,854,200
American Lawyer Media Corp., Sr. Notes,
9.75%,  12/15/07/(1)/                               2,000             2,100,000
Newsquest Capital Corp., Sr. Sub. Note,
11.00%,  5/1/06                                       605               679,113
Newsquest Capital Corp., Sr. Sub. Notes,
11.00%,  5/1/06                                     4,441             4,985,023
Von Hoffman Press, Inc., Sr. Sub Note,
10.375%,  5/15/07/(1)/                              4,800             5,184,000
--------------------------------------------------------------------------------
                                                                $    14,802,336
--------------------------------------------------------------------------------

Retail - Food and Drug -- 2.4%
--------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%,  5/15/07                               $    9,600       $    10,176,000
Pantry, Inc., Sr. Sub. Notes,
10.25%,  10/15/07                                   5,200             5,427,500
Star Markets Co., Sr. Sub. Notes,
13.00%,  11/1/04                                    6,200             7,068,000
--------------------------------------------------------------------------------
                                                                $    22,671,500
--------------------------------------------------------------------------------

Retail - General -- 1.9%
--------------------------------------------------------------------------------
Big 5 Corp., Sr. Notes,
10.875%,  11/15/07                             $    4,320       $     4,417,200

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D
(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000's omitted)  Value
--------------------------------------------------------------------------------

Retail - General (continued)
--------------------------------------------------------------------------------
Franks Nursery and Crafts, Sr. Sub.
Notes, 10.25%, 3/1/08/(1)/                     $    4,000       $     3,980,000
Kindercare Learning Ctrs., Inc., Sr. Sub.
Note, 9.50%, 2/15/09                                6,500             6,670,625
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07/(1)/                               3,000             3,112,500
--------------------------------------------------------------------------------
                                                                $    18,180,325
--------------------------------------------------------------------------------

Transportation -- 0.4%
--------------------------------------------------------------------------------
International Logistics, Ltd., Sr. Notes,
9.75%, 10/15/07                                $    3,680       $     3,652,400
--------------------------------------------------------------------------------
                                                                $     3,652,400
--------------------------------------------------------------------------------

Wireless Communication Services -- 10.9%
--------------------------------------------------------------------------------
America Mobile/ AMSC Acquisition Corp.,
Sr. Notes, 12.25%, 4/1/08                      $    5,400       $     5,616,000
Dial Call Communications Inc., Sr. Red.
Notes, 12.25%, (0% until 1999), 4/15/04            10,720            10,666,400
Dobson Communications Corp., Sr. Note,
11.75%, 4/15/07                                     9,675            10,642,500
Iridium L.L.C. Capital Corp., Sr. Notes,
11.25%, 7/15/05                                     9,000             9,540,000
Microcell Telecommunication, Sr. Disc.
Notes, 14.00%, (0% until 2001), 6/1/06              5,640             4,187,700
Millicom International Cellular, Sr. Disc
Notes, 13.50%, (0% until 2001), 6/1/06              7,200             5,616,000
Nextel Communications, Inc., Sr. Disc.
Notes, 9.75%, (0% until 1999), 8/15/04              4,000             3,850,000
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65%, (0% until 2002), 9/15/07               250               167,500
Nextel International, Inc., Sr. Disc.
Notes, 12.125%, (0% until 2003), 4/15/08/(1)/       9,000             5,400,000
Omnipoint Corp., Sr. Note,
11.625%, 8/15/06                                    2,580             2,838,000
Orion Network Systems, Inc., Sr. Disc.
Notes, 12.50%, (0% until 2002), 1/15/07             1,600             1,256,000
Orion Network Systems, Inc., Sr. Note,
11.25%, 1/15/07                                     5,600             6,496,000
Pricellular Wireless Communications
Corp., Sr. Notes, 10.75%, 11/1/04                   3,200             3,600,000
Pricellular Wireless Communications
Corp., Sr. Sub. Disc. Nts., 12.25%, (0%
until 1998), 10/1/03                                6,980             7,468,600
Satelites Mexicanos SA, Sr. Notes,
10.125%, 11/1/04                                    2,800             2,898,000
Telesystem International Wireless, Sr.
Disc. Notes, 10.50%, (0% until 2002), 11/1/07       4,000             2,540,000
Telesystem International Wireless, Sr.
Disc. Notes, 13.25%, (0% until 2002), 6/30/07       3,800             2,650,500
Teligent, Inc., Sr. Notes, 11.50%, 12/1/07          4,800             5,040,000
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00%, (0% until 2000), 10/15/05       $    2,400       $     3,552,000
Winstar Communications, Inc., Sr. Sub.
Notes, 10.00%, 3/15/08/(1)/                         9,100             9,236,500
--------------------------------------------------------------------------------
                                                                $   103,261,700
--------------------------------------------------------------------------------

Wireline Communication Services -- 11.6%
--------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Disc.
Notes, 11.75%, (0% until 2003), 2/15/08/(1)/   $   12,500       $     7,250,000
Econophone, Inc., Sr. Disc. Notes,
11.00%, (0% until 2003), 2/15/08/(1)/               4,000             2,290,000
Esat Telecom Group PLC, Sr. Deferred
Coupon Note, 12.50%, (0% until 2002), 2/1/07        3,875             2,886,875
Esat Telecom Group PLC, Sr. Deferred
Coupon Notes, 12.50%, (0% until 2002), 2/1/07       3,600             2,682,000
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                    3,000             3,285,000
Facilicom International, Sr. Notes,
10.50%, 1/15/08/(1)/                                7,040             7,356,800
Focal Communications Corporate Purpose,
Sr. Disc. Notes, 12.125%, (0% until
2003), 2/15/08/(1)/                                15,600             9,165,000
GST Equipment Funding, Sr. Notes,
13.25%, 5/1/07                                      4,900             5,806,500
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                    1,600             1,936,000
GST USA, Inc., Sr. Disc. Notes, 13.875%,
(0% until 2000), 12/15/05                           3,180             2,639,400
Icg Holdings, Inc., Sr. Disc. Note,
10.00%, 3/15/07                                     7,075             5,235,500
Icg Services, Inc., Sr. Disc. Notes,
10.00%, (0% until 2002),2/15/08/(1)/                6,920             4,498,000
IDT Corp., Sr. Notes, 8.75%, 2/15/06/(1)/           1,440             1,432,800
Intermedia Communications, Inc., Sr.
Notes, 8.50%, 1/15/08                               4,800             4,992,000
Metronet Communications, Sr. Disc. Notes,
10.75%, (0% until 2002), 11/1/07                    4,800             3,192,000
Metronet Communications, Sr. Notes,
12.00%, 8/15/07                                     1,800             2,079,000
MGC Communications, Inc., Sr. Notes,
13.00%, 10/1/04                                     5,680             6,084,700
Netia Holdings B.V., Sr. Notes,
10.25%, 11/1/07/(1)/                                2,400             2,466,000
Netia Holdings B.V., Sr. Notes, 11.25%,
(0% until 2001), 11/1/07/(1)/                       1,200               819,000
Nextlink Communications, Inc., Sr.
Discount Notes, 9.45%, (0% until 2003), 4/15/08     8,000             5,050,000
Nextlink Communications, Inc., Sr. Notes,
9.00%, 3/15/08/(1)/                                 5,700             5,842,500

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D
(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000's omitted)  Value
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Nextlink Communications, Inc., Sr. Notes,
12.50%,  4/15/06                               $    6,720       $     7,728,000
Primus Telecom Group, Sr. Notes,
11.75%,  8/1/04                                     4,600             5,140,500
Qwest Communications International, Sr.
Disc. Notes, 9.47%, (0% until                       3,525             2,590,875
2002), 10/15/07
RSL Commerce, Ltd., Sr. Notes,
12.25%,  11/15/06                                   6,525             7,438,500
--------------------------------------------------------------------------------
                                                                $   109,886,950
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
     (identified cost $810,506,202)                             $   851,625,079
--------------------------------------------------------------------------------

Common Stocks, Warrants and Rights-- 0.3%


Security                                       Shares           Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
American Telecasting, Inc. Warrants*+               2,600       $            26
Australis Media Ltd., Warrants*+                    3,600                    --
CS Wireless Systems, Inc., Common (1)*                902                    --
UIH Australia/Pacific, Inc.,  Warrants*+            3,600                    36
United International Holdings, Inc.,
Warrants Exp. 11/15/99*+                            7,840               130,536
--------------------------------------------------------------------------------
                                                                $       130,598
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Unisite, Inc., Warrants*+                           2,252       $            --
--------------------------------------------------------------------------------
                                                                $            --
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Crompton & Knowles Corp., Common                    9,489       $       274,583
Sterling Chemicals Holdings, Warrants*+             3,200                73,600
--------------------------------------------------------------------------------
                                                                $       348,183
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02*+                                      1,600       $            --
Jordan Telecommunications, Common (1)               2,500                    --
--------------------------------------------------------------------------------
                                                                $            --
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant
Exp. 4/1/01*+                                      12,276       $            --
Servam Corp., $4.50 Warrant
Exp. 4/1/01*+                                       2,760                    --
Servam Corp., Common*+                              1,380                    --
Specialty Foods Acquisition Corp., Common*+        48,000                12,000
--------------------------------------------------------------------------------
                                                                $        12,000
--------------------------------------------------------------------------------

Information Services -- 0.0%
--------------------------------------------------------------------------------
Cellnet Data Systems, Inc., Warrants
Exp. 10/1/07*+                                      8,000       $            80
--------------------------------------------------------------------------------
                                                                $            80
--------------------------------------------------------------------------------

Machinery -- 0.0%
--------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common*+                40,000       $           400
--------------------------------------------------------------------------------
                                                                $           400
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants*+                       2,400       $           120
Terex Corp., Warrants Exp. 5/15/02*+               20,000               340,000
--------------------------------------------------------------------------------
                                                                $       340,120
--------------------------------------------------------------------------------

Wireless Communication Services -- 0.2%
--------------------------------------------------------------------------------
Microcell Telecommunication, Warrants*+            58,400       $     1,124,200
Nextel Communications, Inc., Class A
Common (1)*                                        11,154               376,448
Nextel Communications, Warrants
Exp. 4/25/99*+                                      7,200                25,200
Orion Network Warrants Exp. 1/15/07*+               1,600                20,000
Orion Network, Warrants Exp. 1/15/07*+              5,600                84,000
--------------------------------------------------------------------------------
                                                                $     1,629,848
--------------------------------------------------------------------------------

Wireline Communication Services -- 0.1%
--------------------------------------------------------------------------------
Esat Holdings, Ltd., Warrants*+                     3,600       $       126,000
Hyperion Communications, Inc., Warrants
Exp. 4/15/01*+                                      4,000               280,000
Intermedia Communications, Inc.,
Common (1)*                                         1,310               104,309
Metronet Communications, Warrants
Exp. 8/15/07*+                                      1,800                79,200
MGC Communications, Inc., Warrants
Exp. 10/01/04*                                      5,680                    --


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D
(Expressed in United States Dollars)


Security                                          Shares          Value
--------------------------------------------------------------------------------

Wireline Communication Services (continued)
--------------------------------------------------------------------------------
Optel, Inc., Common/(1)/*                           5,840         $           6
Primus Telecommunications Warrants,
Exp. 8/1/04*+                                       4,600               161,000
--------------------------------------------------------------------------------
                                                                  $     750,515
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
     (identified cost $1,365,884)                                 $   3,211,744
--------------------------------------------------------------------------------

Preferred Stocks-- 8.7%


Security                                          Shares          Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 3.6%
--------------------------------------------------------------------------------
21st Century Telecom Group,
13.75% (PIK)/(1)/                                   8,000         $     896,000
Adelphia Communications Corp.,
13% (PIK)/(1)/                                     48,000             5,724,000
Chancellor Radio Broadcasting, Inc.,
12% (PIK)/(1)/                                     89,194            10,837,070
CSC Holdings, Inc., Series M,
11.125% (PIK)/(1)/                                110,642            12,972,774
Echostar Communications, 12.125% (PIK)/(1)/         3,296             3,674,951
--------------------------------------------------------------------------------
                                                                  $  34,104,795
--------------------------------------------------------------------------------


Business Services - Miscellaneous -- 0.2%
--------------------------------------------------------------------------------
Unisite, Inc., 8.5% (PIK)                           3,239         $   1,538,288
--------------------------------------------------------------------------------
                                                                  $   1,538,288
--------------------------------------------------------------------------------


Communications Equipment -- 0.3%
--------------------------------------------------------------------------------
Jordan Telecom Products, Inc.,
13.25% (PIK)/(1)/                                   2,500         $   3,325,000
--------------------------------------------------------------------------------
                                                                  $   3,325,000
--------------------------------------------------------------------------------


Machinery -- 0.4%
--------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)/(1)/                  3,230         $   3,391,500
--------------------------------------------------------------------------------
                                                                  $   3,391,500
--------------------------------------------------------------------------------


Manufacturing -- 0.0%
--------------------------------------------------------------------------------
MCMS, Inc., 12.50% (PIK)/(1)/                         400         $     404,000
--------------------------------------------------------------------------------
                                                                  $     404,000
--------------------------------------------------------------------------------


Wireless Communication Services -- 1.0%
--------------------------------------------------------------------------------
Dobson Communications, 12.25% (PIK)/(1)/            3,800         $   4,189,500
Nextel Communications, Inc.,
11.125% (PIK)/(1)/                                  4,800             5,100,000
--------------------------------------------------------------------------------
                                                                  $   9,289,500
--------------------------------------------------------------------------------


Wireline Communication Services -- 3.2%
--------------------------------------------------------------------------------
America Communications Services,
12.75% (PIK)/(1)/                                   4,153         $   5,025,130
Global Telesystem Holdings, 14% (PIK)/(1)/          4,400             5,038,000
Intermedia Communications, Inc.,
7% (PIK)/(1)/                                     185,000             6,475,000
IXC Communications, Inc., Series B,
12.5% (PIK)/(1)/                                   10,620            12,956,170
Nextlink Communications, 14% (PIK)/(1)/            19,509             1,229,067
--------------------------------------------------------------------------------
                                                                  $  30,723,367
--------------------------------------------------------------------------------


Total Preferred Stocks
     (identified cost $73,764,688)                                $  82,776,450
--------------------------------------------------------------------------------

Short-Term Investments -- 1.3%

                                               Principal
                                               Amount
Security                                       (000's omitted)    Value
--------------------------------------------------------------------------------
General Electric Capital Corp.,
6.00%, 4/1/98                                  $   12,130         $  12,130,000
--------------------------------------------------------------------------------


Total Short-Term Investments
     (at amortized cost $12,130,000)                              $  12,130,000
--------------------------------------------------------------------------------


Total Investments -- 100.0%
     (identified cost $897,766,774)                               $ 949,743,273
--------------------------------------------------------------------------------
(PIK) Payment-in-kind.

/(1)/Security exempt from registration under Rule 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity.
*    Non-income producing security.
+    Restricted security (see Note 8).

                        See notes to financial statements

High Income Portfolio as of March 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of March 31, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
     (identified cost, $897,766,774)                            $   949,743,273
Cash                                                                     37,489
Receivable for investments sold                                      15,053,856
Interest receivable                                                  18,640,640
Deferred organization expenses (Note 1D)                                  5,254
--------------------------------------------------------------------------------
Total assets                                                    $   983,480,512
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                               $    22,898,859
Payable to affiliate for Trustees' fees (Note 2)                          6,695
Accrued expenses                                                         74,248
--------------------------------------------------------------------------------
Total liabilities                                               $    22,979,802
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio       $   960,500,710
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals         $   908,524,211
Net unrealized appreciation of investments (computed
     on the basis of identified cost)                                51,976,499
--------------------------------------------------------------------------------
Total                                                           $   960,500,710
--------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
March 31, 1998
(Expressed in United States Dollars)
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                 $    78,984,054
Dividends                                                             3,499,128
Miscellaneous income                                                  1,390,266
--------------------------------------------------------------------------------
Total income                                                    $    83,873,448
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                 $     4,736,709
Compensation of Trustees not members of the
     Investment adviser's organization (Note 2)                          23,579
Custodian fee                                                           265,007
Legal and accounting services                                            52,234
Amortization of organization expenses (Note 1D)                           4,519
Miscellaneous                                                            39,495
--------------------------------------------------------------------------------
Total expenses                                                  $     5,121,543
--------------------------------------------------------------------------------

Net investment income                                           $    78,751,905
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)            $    40,197,991
--------------------------------------------------------------------------------
Net realized gain on investment transactions                    $    40,197,991
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                        $    41,198,260
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                             $    41,198,260
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                 $    81,396,251
--------------------------------------------------------------------------------

Net increase in net assets from operations                      $   160,148,156
--------------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                     Year Ended               Year Ended
in Net Assets                           March 31, 1998           March 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment income              $  78,751,905            $   60,083,973
     Net realized gain (loss)
         on investment transactions        40,197,991                (4,056,681)
     Net change in unrealized
         appreciation (depreciation)
         of investments                    41,198,260                13,401,858
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                    $ 160,148,156            $   69,429,150
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                      $ 306,797,835            $  280,137,284
     Withdrawals                         (213,156,743)             (154,202,111)
--------------------------------------------------------------------------------
Net increase in net assets from
     capital transactions               $  93,641,092            $  125,935,173
--------------------------------------------------------------------------------

Net increase in net assets              $ 253,789,248            $  195,364,323
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                    $ 706,711,462            $  511,347,139
--------------------------------------------------------------------------------
At end of year                          $ 960,500,710            $  706,711,462
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)


                                                                                 Year Ended March 31,
                                                          --------------------------------------------------------------------
                                                               1998              1997            1996              1995*
------------------------------------------------------------------------------------------------------------------------------


Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------------
Expenses                                                        0.63%             0.67%            0.71%             0.70%+
Net investment income                                           9.63%            10.02%           10.41%            10.63%+
Portfolio Turnover                                               137%               78%              88%               53%
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                     $960,501          $706,711         $511,347          $442,552
------------------------------------------------------------------------------------------------------------------------------


+  Annualized.

*  For the period from the start of business, June 1, 1994, to March 31, 1995.

                       See notes to financial statements

High Income Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS
(Expressed in United States Dollars)


1 Significant Accounting Policies
--------------------------------------------------------------------------------
  High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

  C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  G Other -- Investment transactions are accounted for on a trade date basis.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expenses on the Statement of Operations.

High Income Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)


2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1998, the fee was equivalent to 0.58% of the Portfolio's average daily net assets and amounted to $4,736,709. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1998, no significant amounts have been deferred.


3 Investments
--------------------------------------------------------------------------------
  The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,242,718,480 and $1,077,138,003, respectively, for the year ended March 31, 1998.


4 Line of Credit
--------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 1998.


5 Federal Income Tax Basis of Investments
--------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1998, as computed on a federal income tax basis, were as follows:


  Aggregate cost                                        $    897,971,060
--------------------------------------------------------------------------------
  Gross unrealized appreciation                         $     57,845,171
  Gross unrealized depreciation                               (6,072,958)
--------------------------------------------------------------------------------
  Net unrealized appreciation                           $     51,772,213
--------------------------------------------------------------------------------


6 Restricted Securities

--------------------------------------------------------------------------------
  At March 31, 1998, the Portfolio owned the following securities (constituting 0.22% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                             Date of
  Description                Acquisition  Shares/Face   Cost      Fair Value
--------------------------------------------------------------------------------
  Common Stocks, Warrants, and Rights
--------------------------------------------------------------------------------
  American Telecasting, Inc.,
   Wts.                         1/16/96       2,600   $  71,500   $        26
  Australis Media Ltd., Wts.    5/26/95       3,600           0             0
  Cellnet Data Systems, Inc.,
   Wts., Exp. 10/1/07                         8,000           0            80
  Esat Holdings, Ltd., Wts.     6/19/97       3,600           0       126,000
  Gulf States Steel, Wts.       8/22/95       2,400           0           120
  Hyperion Communications,
   Inc., Exp. 4/15/01                         4,000      90,000       280,000
  In Flight Phone Corp.,
   Wts., Exp. 8/31/02          11/28/95       1,600           0             0
  Metronet Communications,
   Wts., Exp. 8/15/07                         1,800           0        79,200
  Microcell Telecommunication,
   Wts.                        10/30/96      58,400     647,700     1,124,200
  Nextel Communications, Wts.,
   Exp. 4/25/99                10/04/96       7,200           0        25,200
  Orion Network, Wts., Exp.
   1/15/07                                    1,600           0        20,000
  Orion Network, Wts., Exp.
   1/15/07                                    5,600           0        84,000

High Income Portfolio as of March 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D
(Expressed in United States Dollars)




                             Date of
  Description                Acquisition Shares/Face    Cost     Fair Value
--------------------------------------------------------------------------------
  Common Stocks, Warrants, and Rights (continued)
--------------------------------------------------------------------------------
  Primus Telecommunications,
    Wts., Exp. 8/1/04                         4,600   $       0  $  161,000
  Servam Corp., $2.00 Wts.,
    Exp. 4/1/01                12/15/87      12,276           0           0
  Servam Corp., $4.50 Wts.,
    Exp. 4/1/01                12/15/87       2,760           0           0
  Servam Corp., Common         12/15/87       1,380           0           0
  Specialty Foods Acq. Corp.,
    Common                      8/10/93      48,000      34,886      12,000
  Sterling Chemicals Holdings,
    Wts.                       10/07/96       3,200           0      73,600
  Thermadyne Holdings Corp.,
    Common                      4/03/89      40,000      28,800         400
  UIH Australia/Pacific, Inc.,
    Wts.                                      3,600           0          36
  Unisite, Inc., Wts.                         2,252           0           0
  United International Holdings,
    Inc., Wts., Exp.
    11/15/99                   11/16/94       7,840     222,186     130,536
--------------------------------------------------------------------------------
                                                     $1,095,072  $2,116,398
--------------------------------------------------------------------------------

High Income Portfolio as of March 31, 1998

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors
of High Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1998 and 1997 and the supplementary data for each of the years in the three-year period ended March 31, 1998 and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1998, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

                                  DELOITTE & TOUCHE
                                  Grand Cayman, Cayman Islands
                                  British West Indies
                                  May 8, 1998

High Income Portfolio as of March 31, 1998

INVESTMENT MANAGEMENT


High Income Portfolio

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

Michael W. Weilheimer
Vice President and
Portfolio Manager

Raymond O'Neill
Vice President

Michel Normandeau
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant